Trillium Mutual Funds
Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 98.1%
Automobiles & Components: 1.6%
60,260	Aptiv PLC (Ireland) (a)	$4,712,934
153,820	BYD Co. Ltd. (China)	3,789,442
156,580	Cie Generale des Etablissements Michelin SCA (France)	3,508,271
		12,010,647
Banks: 6.8%
16,107,680	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,714,278
35,920	Credicorp Ltd. (Peru)	4,410,976
373,165	DNB Bank ASA (Norway)	5,921,407
7,258,780	Equity Group Holdings Ltd. (Kenya)	2,792,301
718,450	Grupo Financiero Banorte SAB de CV (Mexico)	4,602,261
241,270	Hang Seng Bank Ltd. (Hong Kong)	3,665,495
92,295	HDFC Bank Ltd. - ADR (India)	5,391,874
85,790	KBC Group NV (Belgium)	4,071,062
39,630	PNC Financial Services Group, Inc. (United States)	5,921,515
147,900	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,206,231
13,475	SVB Financial Group (United States) (a)	4,524,635
		50,222,035
Capital Goods: 8.6%
263,825	Assa Abloy AB - Class B (Sweden)	4,943,040
471,825	Atlas Copco AB - Class A (Sweden)	4,385,310
50,400	Ferguson PLC (Switzerland)	5,227,929
23,415	Generac Holdings, Inc. (United States) (a)	4,171,148
64,345	Kingspan Group PLC (Ireland)	2,899,026
128,700	Kurita Water Industries Ltd. (Japan)	4,569,262
101,200	Nidec Corp. (Japan)	5,664,787
150,520	Prysmian SpA (Italy)	4,311,462
61,905	Quanta Services, Inc. (United States)	7,886,078
22,520	Rockwell Automation, Inc. (United States)	4,844,277
48,740	Siemens AG (Germany)	4,763,970
37,535	Trane Technologies PLC (Ireland)	5,435,443
48,285	Xylem, Inc. (United States)	4,218,178
		63,319,910
Commercial & Professional Services: 2.3%
58,980	Intertek Group (United Kingdom)	2,419,884
209,000	Recruit Holdings Co. Ltd. (Japan)	6,020,382
54,685	Waste Management, Inc. (United States)	8,761,084
		17,201,350
Consumer Durables & Apparel: 2.5%
35,390	EssilorLuxottica SA (France)	4,821,675
8,045	Kering SA (France)	3,568,336
241,270	Levi Strauss & Co. - Class A (United States)	3,491,177
75,290	Nike, Inc. - Class B (United States)	6,258,105
		18,139,293
Consumer Services: 1.9%
47,977	Bright Horizons Family Solutions, Inc. (United States) (a)	2,765,874
36,300	Marriott International, Inc. - Class A (United States)	5,087,082
74,006	Starbucks Corp. (United States)	6,235,746
		14,088,702
Diversified Financials: 3.9%
144,782	Bank of New York Mellon Corp. (United States)	5,577,003
118,679	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	3,552,062
63,265	Intercontinental Exchange, Inc. (United States)	5,715,993
32,525	LPL Financial Holdings, Inc. (United States)	7,106,062
16,080	MSCI, Inc. (United States)	6,782,383
		28,733,503
Food & Staples Retailing: 1.3%
211,171	Jeronimo Martins, SGPS, SA (Portugal)	3,932,712
224,110	Koninklijke Ahold Delhaize NV (Netherlands)	5,708,384
		9,641,096
Food, Beverage & Tobacco: 4.2%
61,120	Danone SA (France)	2,890,069
83,345	Darling Ingredients, Inc. (United States) (a)	5,513,272
69,184	Kerry Group PLC - Class A (Ireland)	6,166,508
92,075	McCormick & Co., Inc. (United States)	6,562,185
89,055	Nestle SA (Switzerland)	9,631,950
		30,763,984
Health Care Equipment & Services: 4.5%
30,025	Cochlear Ltd. (Australia)	3,729,645
28,955	Coloplast A/S - Class B (Denmark)	2,942,533
111,525	CVS Health Corp. (United States)	10,636,139
80,425	Edwards Lifesciences Corp. (United States) (a)	6,645,518
44,525	Straumann Holding AG (Switzerland)	4,072,264
87,200	Sysmex Corp. (Japan)	4,659,640
		32,685,739
Household & Personal Products: 3.0%
150,125	Essity AB - Class B (Sweden)	2,965,989
79,400	Kao Corp. (Japan)	3,230,815
18,457	L’Oreal (France)	5,901,457
229,709	Unilever PLC (United Kingdom)	10,110,908
		22,209,169
Insurance: 3.1%
668,850	AIA Group Ltd. (Hong Kong)	5,568,783
35,297	Allianz SE (Germany)	5,560,470
977,945	Aviva PLC - Class B (United Kingdom)	4,194,233
47,740	The Travelers Companies, Inc. (United States)	7,313,768
		22,637,254
Materials: 5.3%
51,899	Air Liquide SA (France)	5,931,987
145,765	Ball Corp. (United States)	7,043,365
59,980	Croda International PLC (United Kingdom)	4,283,994
47,788	Ecolab, Inc. (United States)	6,901,543
900,860	Klabin SA - (Brazil)	3,036,072
34,145	Koninklijke DSM NV (Netherlands)	3,885,363
90,325	Novozymes A/S - Class B (Denmark)	4,539,023
15,760	Sika AG (Switzerland)	3,167,630
		38,788,977
Media & Entertainment: 4.0%
235,700	Alphabet, Inc. - Class A (United States) (a)	22,544,705
67,760	The Walt Disney Co. (United States) (a)	6,391,801
		28,936,506
Pharmaceuticals, Biotechnology & Life Sciences: 8.8%
25,305	CSL Ltd. (Australia)	4,602,163
129,350	Dechra Pharmaceuticals PLC (United Kingdom)	3,756,434
93,885	Gilead Sciences, Inc. (United States)	5,791,766
112,555	Merck & Co., Inc. (United States)	9,693,237
42,710	Merck KGaA (Germany)	6,913,901
107,230	Novo-Nordisk A/S - Class B (Denmark)	10,682,017
15,785	Thermo Fisher Scientific, Inc. (United States)	8,005,994
27,585	Roche Holdings AG (Switzerland)	8,979,822
21,770	Waters Corp. (United States) (a)	5,867,668
		64,293,002
Real Estate: 3.1%
29,550	American Tower Corp. - REIT (United States)	6,344,385
2,358,605	Capitaland Ltd. (Singapore)	5,674,486
164,945	Daiwa House Industry Co. Ltd. (Japan)	3,353,763
31,060	Jones Lang LaSalle, Inc. (United States) (a)	4,692,234
60,055	Unibail-Rodamco-Westfield - REIT (France) (a)	2,485,061
		22,549,929
Retailing: 4.6%
281,635	Industria de Diseno Textil SA (Spain)	5,811,977
70,251	Target Corp. (United States)	10,424,546
128,080	The TJX Companies, Inc. (United States)	7,956,330
37,150	Tractor Supply Co. (United States)	6,905,442
203,740	WH Smith PLC (United Kingdom) (a)	2,686,212
		33,784,507
Semiconductors & Semiconductor Equipment: 4.8%
87,846	Applied Materials, Inc. (United States)	7,197,223
258,940	Infineon Technologies AG (Germany)	5,666,630
61,100	NVIDIA Corp. (United States)	7,416,929
86,955	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	5,961,635
57,411	Texas Instruments, Inc. (United States)	8,886,075
		35,128,492
Software & Services: 9.6%
29,970	Accenture PLC - Class A (Ireland)	7,711,281
22,010	Adobe Systems, Inc. (United States) (a)	6,057,152
87,420	Amadeus IT Holding SA (Spain) (a)	4,053,007
134,040	Dassault Systemes SE (France)	4,627,723
122,935	Microsoft Corp. (United States)	28,631,562
69,885	PayPal Holdings, Inc. (United States) (a)	6,015,002
43,435	SAP SE (Germany)	3,539,729
52,884	Visa, Inc. - Class A (United States)	9,394,842
		70,030,298
Technology Hardware & Equipment: 7.2%
269,888	Apple, Inc. (United States)	37,298,522
142,625	Cisco Systems, Inc. (United States)	5,705,000
52,045	IPG Photonics Corp. (United States) (a)	4,389,996
13,400	Samsung SDI Co. Ltd. (Republic of Korea)	5,040,323
		52,433,841
Telecommunication Services: 1.6%
142,625	BCE, Inc. (Canada)	5,980,266
143,690	Verizon Communications, Inc. (United States)	5,455,909
		11,436,175
Transportation: 2.8%
93,325	Canadian Pacific Railway Ltd. (Canada)	6,229,774
19,190	Kuehne + Nagel International AG (Switzerland)	3,907,697
63,330	United Parcel Service, Inc. - Class B (United States)	10,230,328
		20,367,799
Utilities: 2.6%
47,945	American Water Works Co., Inc. (United States)	6,240,521
278,795	EDP Renovaveis SA (Spain)	5,734,840
739,895	Interconexion Electrica SA ESP (Colombia)	2,648,211
729,170	Terna Rete Elettrica Nazionale SpA (Italy)	4,441,015
		19,064,587
TOTAL COMMON STOCKS
(Cost $580,664,315)		718,466,795

PREFERRED STOCKS: 0.6%
Banks: 0.6%
876,935	Itau Unibanco Holding SA - ADR (Brazil) (b)	4,533,754

TOTAL PREFERRED STOCKS
(Cost $4,506,189)		4,533,754

SHORT TERM INVESTMENTS: 1.3%
Money Market Funds: 1.3%
9,648,060	Invesco - Government & Agency Portfolio - Institutional Class (United States) 2.883% (c)	9,648,060
TOTAL SHORT TERM INVESTMENTS
(Cost $9,648,060)		9,648,060
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $594,818,564)		732,648,609
Other Assets in Excess of Liabilities: 0.0% (d)		54,470
TOTAL NET ASSETS: 100.0%		$732,703,079

(a)	Non-income producing security.
(b)	There is currently no dividend rate available.
(c)	Annualized seven-day effective yield as of September 30, 2022.
(d)	Does not round to 0.1% or (0.1%) as applicable.	1
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Trillium ESG Global Equity Fund (the “Fund”).

Country	Portfolio Value	Percent of Net Assets
Australia	$8,331,808	1.1%
Belgium	4,071,062	0.6%
Brazil	7,569,826	1.0%
Canada	12,210,040	1.7%
China	3,789,442	0.5%
Colombia	2,648,211	0.4%
Denmark	18,163,573	2.5%
France	33,734,579	4.6%
Germany	26,444,700	3.6%
Hong Kong	9,234,278	1.3%
India	5,391,874	0.7%
Indonesia	4,714,278	0.6%
Ireland	26,925,192	3.7%
Italy	8,752,477	1.2%
Japan	31,704,880	4.3%
Jersey	5,227,929	0.7%
Kenya	2,792,301	0.4%
Mexico	4,602,261	0.6%
Netherlands	9,593,747	1.3%
Norway	5,921,407	0.8%
Peru	4,410,976	0.6%
Portugal	3,932,712	0.5%
Republic of Korea	5,040,323	0.7%
Singapore	5,674,486	0.8%
Spain	15,599,824	2.1%
Sweden	12,294,339	1.7%
Switzerland	29,759,363	4.1%
Taiwan	5,961,635	0.8%
United Kingdom	27,451,665	3.8%
United States	390,699,421	53.3%
Other Assets in Excess of Liabilities	54,470	0.0%
	$732,703,079	100.0%

Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$4,712,934	$7,297,713	$–	$12,010,647
Banks	27,643,562	22,578,473	–	50,222,035
Capital Goods	26,555,124	36,764,786	–	63,319,910
Commercial & Professional Services	8,761,084	8,440,266	–	17,201,350
Consumer Durables & Apparel	9,749,282	8,390,011	–	18,139,293
Consumer Services	14,088,702	–	–	14,088,702
Diversified Financials	28,733,503	–	–	28,733,503
Food & Staples Retailing	–	9,641,096	–	9,641,096
Food, Beverage & Tobacco	12,075,457	18,688,527	–	30,763,984
Health Care Equipment & Services	17,281,657	15,404,082	–	32,685,739
Household & Personal Products	–	22,209,169	–	22,209,169
Insurance	7,313,768	15,323,486	–	22,637,254
Materials	16,980,980	21,807,997	–	38,788,977
Media & Entertainment	28,936,506	–	–	28,936,506
Pharmaceuticals, Biotechnology & Life Sciences	29,358,665	34,934,337	–	64,293,002
Real Estate	11,036,619	11,513,310	–	22,549,929
Retailing	25,286,318	8,498,189	–	33,784,507
Semiconductors & Semiconductor Equipment	29,461,862	5,666,630	–	35,128,492
Software & Services	57,809,839	12,220,459	–	70,030,298
Technology Hardware & Equipment	47,393,518	5,040,323	–	52,433,841
Telecommunication Services	11,436,175	–	–	11,436,175
Transportation	16,460,102	3,907,697	–	20,367,799
Utilities	8,888,732	10,175,855	–	19,064,587
Total Common Stocks	439,964,389	278,502,406	–	718,466,795
Preferred Stocks
Banks	4,533,754	–	–	4,533,754
Total Preferred Stocks	4,533,754	–	–	4,533,754
Money Market Funds	9,648,060	–	–	9,648,060
Investment Purchased with Cash
Proceeds from Securities Lending
Total Investments in Securities	$454,146,203	$278,502,406	$–	$732,648,609